REDEEMABLE CONVERTIBLE PREFERRED SHARES Redemption (Details)	1 Months Ended				12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Dec. 31, 2020
Temporary Equity [Line Items]
Percentage of Preferred Shares issue price for redemption amount	100.00%	100.00%			100.00%
Percentage of compound per annum for redemption amount	8.00%	8.00%			8.00%
Dividend entitled (as a percent)					8.00%
Percentage of original preferred shares issue price, in the event of any liquidation	10.00%	10.00%
Series C Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Increase in fair value	$ 973,588	¥ 6,716,297	$ 703,375	¥ 4,654,516
Series D Redeemable Convertible Preferred Shares
Temporary Equity [Line Items]
Increase in fair value	$ 806,291	¥ 5,562,201